Leases	7 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
6.	Leases
The Company leases certain office spaces and vehicles. Leases with an initial term of twelve months or less are not recorded on the balance sheet. Most leases include renewal options, which can extend the lease term into the future. The Company determines the lease term by assuming options that are reasonably certain of being renewed will be exercised. Certain of the Company’s leases include rental payments adjusted for inflation. The right-of-use
lease asset and lease liabilities are recorded on the Consolidated Balance Sheet. Operating lease expense was $0.7 million, for the period from inception (May 19, 2021) to December 31, 2021.
The following table presents the maturity of our operating lease liabilities as of December 31, 2021:

December 31, 2021
(In thousands)
Future lease payments by year:
2022	$1,090
2023	961
2024	835
2025	530
2026	551
Thereafter	5,110

Total	9,077
Less: present value discount	(1,900)

Present value of lease liabilities	$7,177

Weighted-average remaining lease term (in years):
Operating leases	11.49
Weighted-average discount rate:
Operating leases	3.9%